TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ (14,781,000)	$ (17,580,000)	$ (4,567,000)
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	69,000
United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	28,000
Operating loss carryforwards utilization period	20 years
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,500
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 18,000